Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of cash flow information related to leases
Supplemental cash flow information related to leases were as follows:

For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	6,748

Schedule of lessee, operating lease, liability, maturity
As of December 31, 2019, the operating lease liabilities will mature over the following periods:

As of December 31, 2019
2020	6,736
2021	6,335
2022	6,127
2023	5,953
2024	5,948
Thereafter	26,148

Total remaining lease payments	57,247
Less imputed interest	(16,280)

Total operating lease liabilities:	40,967

Current operating lease liability	6,498

Non-current operating lease liability	34,469

Summary of minimum lease payments for operating leases
At December 31, 2018, minimum lease payments for operating leases having an initial term in excess of one year under the previous lease standard (“ASC 840”) were as follows:

As of December 31, 2018
2019	5,341
2020	5,137
2021	4,542
2022	4,252
2023	4,169
Thereafter	21,763

Total remaining lease payments	45,204